Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	true
AmendmentDescription	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-191238) (the “Registration Statement”) of Intra-Cellular Therapies, Inc. (the “Company”) is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement, as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 18, 2013, to (i) include the information contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2013 that was filed with the SEC on March 25, 2014 and (ii) to update certain other information in the Registration Statement.
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	Intra-Cellular Therapies, Inc.
Entity Central Index Key	0001567514
Entity Filer Category	Smaller Reporting Company